Share-based compensation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 $ / shares	Dec. 31, 2020 Month	Dec. 31, 2020	Dec. 31, 2020 shares	Dec. 31, 2020 year	Dec. 31, 2019 CAD ($) Month shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price | $ / shares			$ 14.83					$ 16.24
Share-based compensation related to share options		$ 2,800,000						$ 2,900,000
Share-based compensation capitalized		300,000
Number of share options granted | shares						1,201,100		1,292,200
Weighted average exercise price of share options granted | $ / shares			13.51					$ 13.51
Expected life | Month				46				49
Osisko Development Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options granted | shares						1,199,100
Weighted average exercise price of share options granted | $ / shares			7.62
Vesting period	3 years
Expected life				48			5.0
Deferred share units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value | $ / shares			12.35					$ 13.61
Deferred share units [Member] | Osisko Development Corp [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of deferred share units granted | shares						170,620
Weighted average value | $ / shares			7.62
Closing price of the common shares		7.59
Marginal income tax rate					53.30%
Employees tax obligations settlement amount related to outstanding RSU and DSU		700,000
Restricted share units ("RSU") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average value | $ / shares			$ 13.56					$ 13.61
Restricted share units ("RSU") [Member] | Officers [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of restricted stock units granted | shares								150,000
Weighted average value | $ / shares								$ 12.70
Vesting period								3 years
Additional number of restricted stock units granted | shares								75,000
Weighted average value | $ / shares								$ 12.70
Number of shares issuable | shares								75,000
Number of shares issued due to additional number of restricted stock units granted | shares								34,852
DSU and RSU [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		6,800,000						$ 5,400,000
Share-based compensation capitalized		600,000
Closing price of the common shares		16.13
Marginal income tax rate					53.30%
Employees tax obligations settlement amount related to vested RSU and DSU		2,700,000						2,300,000
Employees tax obligations settlement amount related to outstanding RSU and DSU		$ 14,200,000						$ 10,200,000